PROPERTY, PLANT AND EQUIPMENT - Net Book Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 38,655
Ending balance	37,291	$ 38,655
Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,936
Ending balance	7,462	7,936
Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,376
Ending balance	8,345	8,376
Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14,648
Ending balance	14,219	14,648
Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,695
Ending balance	7,265	7,695
Gross Carrying Amount:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	39,749	30,900
Additions, net of disposals	2,433	1,764
Assets held by subsidiaries disposed during the period		(2,315)
Non-cash additions (disposals)	(57)	(517)
Acquisitions through business combinations	161	10,179
Net foreign currency exchange differences	(2,800)	(262)
Assets reclassified as held for sale	(8)
Ending balance	39,478	39,749
Gross Carrying Amount: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,565	9,289
Additions, net of disposals	500	478
Assets held by subsidiaries disposed during the period		(2,300)
Non-cash additions (disposals)	(154)	34
Acquisitions through business combinations	109	180
Net foreign currency exchange differences	(743)	(116)
Assets reclassified as held for sale	0
Ending balance	7,277	7,565
Gross Carrying Amount: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,998	8,697
Additions, net of disposals	561	434
Assets held by subsidiaries disposed during the period		(15)
Non-cash additions (disposals)	126	(107)
Acquisitions through business combinations	0	134
Net foreign currency exchange differences	(340)	(145)
Assets reclassified as held for sale	(8)
Ending balance	9,337	8,998
Gross Carrying Amount: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14,862	4,321
Additions, net of disposals	797	423
Assets held by subsidiaries disposed during the period		0
Non-cash additions (disposals)	(17)	88
Acquisitions through business combinations	0	9,865
Net foreign currency exchange differences	(963)	165
Assets reclassified as held for sale	0
Ending balance	14,679	14,862
Gross Carrying Amount: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,324	8,593
Additions, net of disposals	575	429
Assets held by subsidiaries disposed during the period		0
Non-cash additions (disposals)	(12)	(532)
Acquisitions through business combinations	52	0
Net foreign currency exchange differences	(754)	(166)
Assets reclassified as held for sale	0
Ending balance	8,185	8,324
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,191)	(3,636)
Assets held by subsidiaries disposed during the period		675
Non-cash additions (disposals)	52	188
Net foreign currency exchange differences	309	59
Depreciation expense	(1,597)	(1,522)
Disposals	27	45
Assets reclassified as held for sale	4
Ending balance	(5,396)	(4,191)
Accumulated depreciation: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,272)	(1,613)
Assets held by subsidiaries disposed during the period		663
Non-cash additions (disposals)	0	0
Net foreign currency exchange differences	123	11
Depreciation expense	(327)	(352)
Disposals	22	19
Assets reclassified as held for sale	0
Ending balance	(1,454)	(1,272)
Accumulated depreciation: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,668)	(1,404)
Assets held by subsidiaries disposed during the period		12
Non-cash additions (disposals)	0	140
Net foreign currency exchange differences	87	56
Depreciation expense	(468)	(481)
Disposals	5	9
Assets reclassified as held for sale	4
Ending balance	(2,040)	(1,668)
Accumulated depreciation: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(622)	(356)
Assets held by subsidiaries disposed during the period		0
Non-cash additions (disposals)	11	3
Net foreign currency exchange differences	47	(16)
Depreciation expense	(418)	(270)
Disposals	0	17
Assets reclassified as held for sale	0
Ending balance	(982)	(622)
Accumulated depreciation: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(629)	(263)
Assets held by subsidiaries disposed during the period		0
Non-cash additions (disposals)	41	45
Net foreign currency exchange differences	52
Depreciation expense	(384)	(419)
Disposals	0	0
Assets reclassified as held for sale	0
Ending balance	(920)	(629)
Accumulated depreciation: | Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Net foreign currency exchange differences		8
Accumulated fair value adjustments:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,097	4,320
Assets held by subsidiaries disposed during the period		(1,399)
Net foreign currency exchange differences	(256)	(76)
Fair value adjustments	368	252
Ending balance	3,209	3,097
Accumulated fair value adjustments: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,643	2,934
Assets held by subsidiaries disposed during the period		(1,399)
Net foreign currency exchange differences	(179)	(26)
Fair value adjustments	175	134
Ending balance	1,639	1,643
Accumulated fair value adjustments: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,046	1,048
Assets held by subsidiaries disposed during the period		0
Net foreign currency exchange differences	(73)	(50)
Fair value adjustments	75	48
Ending balance	1,048	1,046
Accumulated fair value adjustments: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	408	338
Assets held by subsidiaries disposed during the period		0
Net foreign currency exchange differences	(4)	0
Fair value adjustments	118	70
Ending balance	522	408
Accumulated fair value adjustments: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Assets held by subsidiaries disposed during the period		0
Net foreign currency exchange differences	0	0
Fair value adjustments	0	0
Ending balance	$ 0	$ 0